UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                      AIG
                               MONEY MARKET FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2008

                                      AIG

                                   ADVISED BY

                           AIG GLOBAL INVESTMENT CORP.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statement of Changes in Net Assets ........................................    6

Financial Highlights ......................................................    7

Notes to Financial Statements .............................................    8

Report of Independent Registered Public Accounting Firm ...................   12

Disclosure of Fund Expenses ...............................................   13

Trustees and Officers of The Advisors' Inner Circle Fund ..................   14

Notice to Shareholders ....................................................   18

Change in Independent Registered Public Accounting Firm ...................   18

                                                           AIG MONEY MARKET FUND

October 31, 2008

SECTOR WEIGHTINGS* (UNAUDITED)

[BAR GRAPH]
50.1% Banks
24.0% Repurchase Agreements
16.2% Finance
9.7% Time Deposits
*Percentages are based on total investments.

   Face
  Amount                                                                      Value
  (000)                                                                       (000)
-----------                                                               -------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) (55.3%)
BANKS (39.1%)
                       Abbey National North America
  $ 175,000                     0.125%, 11/03/08                          $     174,999
                       Bank of America
    175,000                     0.150%, 11/03/08                                174,998
                       Barclays US Funding
    175,000                     0.100%, 11/03/08                                174,999
                       Dexia Delaware
    160,000                     0.750%, 11/03/08                                159,993
                       Dresdner US Finance
    160,000                     0.500%, 11/06/08                                159,989
                       Erste Finance
    160,000                     1.000%, 11/05/08 (B)                            159,982
                       HSBC USA
    100,000                     1.200%, 11/05/08                                 99,987
                       Royal Bank of Scotland
    175,000                     0.250%, 11/03/08                                174,998
                       SANPAOLO IMI US Financial
    175,000                     0.500%, 11/07/08                                174,985
                       Societe Generale North America
    160,000                     2.000%, 11/04/08                                159,973
                       UBS Finance Delaware
    175,000                     0.150%, 11/03/08                                174,999
                                                                          -------------
                                                                              1,789,902
                                                                          -------------
FINANCE (16.2%)
                       BNP Paribas Finance
    175,000                     0.250%, 11/03/08                                174,998
                       Calyon North America
    175,000                     0.250%, 11/03/08                                174,998
                       Citigroup Funding
    160,000                     1.150%, 11/06/08                                159,974
                       General Electric Capital
    175,000                     1.100%, 11/07/08                                174,968
                       Rabobank USA Financial
     55,100                     0.200%, 11/07/08                                 55,098
                                                                          -------------
                                                                                740,036
                                                                          -------------
                     TOTAL COMMERCIAL PAPER
                     (Cost $2,529,938)                                        2,529,938
                                                                          -------------
CERTIFICATES OF DEPOSIT (11.0%)
BANKS (11.0%)
                       Allied Irish Banks NY
    100,000                     2.840%, 11/04/08                                100,006
                       Credit Industriel et Commercial
    100,000                     2.935%, 11/03/08                                100,005
                       Swedbank
    100,000                     1.875%, 11/05/08                                100,000
                       Mizuho Bank, Ltd.
     29,700                     2.830%, 11/21/08                                 29,697
                       Natixis
    175,000                     1.350%, 11/14/08                                175,000
                                                                          -------------
                     TOTAL CERTIFICATES OF DEPOSIT
                     (Cost $504,708)                                            504,708
                                                                          -------------
TIME DEPOSITS (9.7%)
                       Bank of Ireland
    145,000                     0.250%, 11/03/08                                145,000
                       Bayerische Landesbank
    150,000                     0.250%, 11/03/08                                150,000
                       Sumitomo Mitsui Bank
    150,000                     0.250%, 11/03/08                                150,000
                                                                          -------------
                     TOTAL TIME DEPOSITS
                     (Cost $445,000)                                            445,000
                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
October 31, 2008

   Face
  Amount                                                                      Value
  (000)                                                                       (000)
-----------                                                               -------------
REPURCHASE AGREEMENTS (24.0%)
  $ 400,000            Deutsche Bank
                       0.200%, dated 10/31/08, to be repurchased on
                       11/03/08, repurchase price $400,006,667
                       (collateralized by various U.S. Government
                       obligations, ranging in par value $1,337,000-
                       $96,490,000, 0.000%-6.750%, 11/07/08-12/07/28;
                       with a total market value $408,001,757)            $     400,000

    200,000            Merrill Lynch & Co
                       0.150%, dated 10/31/08, to be repurchased on
                       11/03/08, repurchase price $200,002,500
                       (collateralized by various U.S. Government
                       obligations, ranging in par value $1,000-
                       $495,000,000, 0.000%-4.750%, 11/17/08-05/04/37;
                       with a total market value $204,000,829)                  200,000

    100,000            Morgan Stanley
                       0.150%, dated 10/31/08, to be repurchased on
                       11/03/08, repurchase price $100,001,250
                       (collateralized by a U.S. Government
                       obligation, par value $99,707,000, 5.500%,
                       07/18/17; with a total market value
                       $102,000,870)                                            100,000

    400,000            UBS
                       0.180%, dated 10/31/08, to be repurchased on
                       11/03/08, repurchase price $400,006,000
                       (collateralized by various U.S. Government
                       obligations, ranging in par value $10,000-
                       $81,295,000, 0.00%-8.25%, 11/03/08-04/15/42;
                       with a total market value $408,003,258)                  400,000
                                                                          -------------
                     TOTAL REPURCHASE AGREEMENTS
                     (Cost $1,100,000)                                        1,100,000
                                                                          -------------
                     TOTAL INVESTMENTS (100.0%)
                     (Cost $4,579,646)                                    $   4,579,646
                                                                          -------------

Percentages are based on net assets of $4,580,528 (000).

(A) Discount notes. The rate reported is the effective yield at time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2008, the value of these liquid securities amounted to $159,982,222 representing 3.49% of the net assets of the Fund.

Ltd. -- Limited

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
As of October 31, 2008

ASSETS
   Investments at value (Cost $3,479,646)                                 $   3,479,646
   Repurchase Agreement at value (Cost $1,100,000)                            1,100,000
   Interest Receivable                                                            1,600
   Cash                                                                              50
   Prepaid Expenses                                                                  32
                                                                          -------------
   TOTAL ASSETS                                                               4,581,328
                                                                          -------------
LIABILITIES
   Payable due to Investment Adviser                                                545
   Payable due to Administrator                                                     119
   Chief Compliance Officer Fees Payable                                              3
   Income distribution Payable                                                        3
   Payable due to Trustees                                                            2
   Other Accrued Expenses                                                           128
                                                                          -------------
   TOTAL LIABILITIES                                                                800
                                                                          -------------
NET ASSETS                                                                $   4,580,528
                                                                          =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                                        $   4,580,544
   Accumulated Net Realized Loss on Investments                                     (16)
                                                                          -------------
NET ASSETS                                                                $   4,580,528
                                                                          =============
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A Shares
     (unlimited authorization -- no par value)
     ($4,580,527,751/4,580,574,804)                                       $        1.00
                                                                          =============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
For the year ended October 31, 2008

INVESTMENT INCOME:
   Interest Income                                                        $      68,787
                                                                          -------------
   Total Investment Income                                                       68,787
                                                                          -------------

EXPENSES:
   Investment Advisory Fees                                                       6,808
   Administration Fees                                                            1,017
   Chief Compliance Officer Fees                                                     10
   Trustees' Fees                                                                     8
   Transfer Agent Fees                                                               74
   Custodian Fees                                                                   121
   Registration and Filing Fees                                                      92
   Professional Fees                                                                 55
   Distribution Fees(1)                                                              17
   Printing Fees                                                                     14
   Insurance and Other Fees                                                          47
                                                                          -------------
   Total Expenses                                                                 8,263
   Less:
   Waiver of Investment Advisory Fees                                            (2,723)
   Waiver of Administration Fees                                                    (74)
   Waiver of Distribution Fees                                                       (7)
                                                                          -------------
   Net Expenses                                                                   5,459
                                                                          -------------
   Net Investment Income                                                         63,328
   Net Realized Gain on Investments                                                   2
                                                                          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $      63,330
                                                                          =============

(1) Distribution fees were incurred by Class B shares only. Effective November 30, 2007, distribution fees were discontinued.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
For the years ended October 31,

                                                                             2008                2007
                                                                      -----------------     --------------
OPERATIONS:
   Net Investment Income                                              $          63,328     $       64,560
   Net Realized Gain (Loss) on Investments                                            2                (18)
                                                                      -----------------     --------------
     Increase in Net Assets Resulting from Operations                            63,330             64,542
                                                                      -----------------     --------------

DIVIDENDS:
   Net Investment Income
     Class A                                                                    (62,893)           (61,400)
     Class B                                                                       (431)            (3,100)
                                                                      -----------------     --------------
   Total Dividends                                                              (63,324)           (64,500)
                                                                      -----------------     --------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)+:
   Class A
     Issued                                                                  80,938,384         77,790,702
     Issued from consolidation                                                   57,316                 --
     Reinvestment of Dividends                                                   62,284             61,333
     Redeemed                                                               (77,646,891)       (77,876,230)
                                                                      -----------------     --------------
        Net Increase (Decrease) in Net Assets
         from Class A Share Transactions                                      3,411,093            (24,195)
                                                                      -----------------     --------------

   Class B
     Issued                                                                         405             17,138
     Reinvestment of Dividends                                                      417              3,072
     Redeemed                                                                    (6,254)           (28,943)
     Redeemed for consolidation                                                 (57,316)                --
                                                                      -----------------     --------------
        Net Decrease in Net Assets from Class
         B Share Transactions                                                   (62,748)            (8,733)
                                                                      -----------------     --------------
Net Increase (Decrease) in Net Assets from Capital
 Share Transactions                                                           3,348,345            (32,928)
                                                                      -----------------     --------------
Total Increase (Decrease) in Net Assets                                       3,348,351            (32,886)

NET ASSETS:
   Beginning of Year                                                          1,232,177          1,265,063
                                                                      -----------------     --------------
   End of Year                                                        $       4,580,528     $    1,232,177
                                                                      =================     ==============

Distributions in Excess of Net Investment Income                      $              --     $           (4)
                                                                      =================     ==============

+ Effective December 31, 2007 Class B shares consolidated into Class A shares.

Amounts designated as " -- " are either $0 or rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
For a Share Outstanding Throughout Each Period

For the years ended October 31,

           Net                                                              Net                 Net
          Asset                  Net                 Dividends             Asset              Assets       Ratio
          Value      Net      Realized     Total     from Net              Value                End     of Expenses
        Beginning Investment   Gain on      from    Investment   Total      End     Total    of Period  to Average
        of Period   Income   Investments Operations   Income   Dividends of Period Return+     (000)    Net Assets
        --------- ---------- ----------- ---------- ---------- --------- --------- ------- ------------ -----------
AIG MONEY MARKET FUND

CLASS A
   2008 $   1.00  $    0.03  $       --  $    0.03  $   (0.03) $  (0.03) $   1.00    2.70% $  4,580,528      0.20%
   2007     1.00       0.05          --       0.05      (0.05)    (0.05)     1.00    5.18     1,169,431      0.21
   2006     1.00       0.05          --       0.05      (0.05)    (0.05)     1.00    4.72     1,193,586      0.22
   2005     1.00       0.03          --       0.03      (0.03)    (0.03)     1.00    2.73     1,328,558      0.21
   2004     1.00       0.01          --       0.01      (0.01)    (0.01)     1.00    1.15       829,783      0.08

               Ratio          Ratio
            of Expenses      of Net
            to Average     Investment
            Net Assets       Income
            (Excluding     to Average
             Waivers)      Net Assets
            -----------    -----------
AIG MONEY MARKET FUND

CLASS A
   2008        0.30%          2.33%
   2007        0.31           5.05
   2006        0.32           4.61
   2005        0.31           2.71
   2004        0.33           1.13

+ Total return would have been lower had certain fees not been waived by the Advisor, Sub-Distributor and Administrator.

Note (unaudited): The 7-day current and effective annualized yields, as of October 31, 2008 are: Class A shares 0.79% and 0.80 %. respectively.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

Amounts designated as " -- " are either $0 or rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
October 31, 2008

1.    ORGANIZATION:

      THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 34 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers one class of shares: Class A. Effective December 31, 2007 Class B Shares consolidated into Class A shares. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

      The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant accounting policies followed by the Fund.

      Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      Security Valuation -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

      Security Transactions and Investment Income -- Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis from settlement date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

      Federal Income Taxes -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

      On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

      The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

      The Fund files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
October 31, 2008

      regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      Expenses -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets. Class specific expenses, such as 12b-1 fees, were borne by the Class B shares. Income, other expenses and realized gains and losses of the Fund were allocated to the respective classes on the basis of the relative net assets each day.

      Dividends and Distributions to Shareholders -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.    TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

      A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY, AND CUSTODIAN AGREEMENTS:

      The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

      The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of the Fund remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $74,292 of Administration fees for the year ended October 31, 2008.

      The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

      AIG Equity Sales Corp., an indirect wholly owned subsidiary of American International Group, Inc. and an affiliate of the Advisor, serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund had adopted a Distribution Plan (the "Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provided for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees were then paid to the Sub-Distributor for services provided. The Sub-Distributor had voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of Class B average daily net assets. As of October 31, 2008, the waiver amount totaled $7,394 and is included in the Fund's Statement of Operations. The waiver was voluntary and could have been terminated at any time. Effective November 30, 2007, distribution fees were discontinued.

NOTES TO FINANCIAL STATEMENTS                             AIG MONEY MARKET FUND
October 31, 2008

      DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

      U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

      The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A. Prior to the consolidation of the Class B shares, the Advisor had voluntarily agreed to limit operating expenses to not more than 0.75% of the Fund's average daily net assets of Class B. For the year ended October 31, 2008, the Advisor waived 0.10% of its annual fee, reducing the annual fee to 0.15% of the Fund's average daily net assets. As of October 31, 2008, the waiver amount totaled $2,723,039 and is included in the Fund's Statement of Operations. Fee waivers are voluntary and may be terminated at any time.

6.    FEDERAL TAX INFORMATION:

      The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2008.

      The tax character of dividends and distributions paid during the years ended October 31, 2008 and October 31, 2007 were as follows:

              ORDINARY
               INCOME
YEAR           (000)
----          --------
2008          $63,324
2007           64,500

      As of October 31, 2008, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income ..................   $     3,540
Capital Loss Carryforwards .....................           (16)
Other Temporary Differences ....................        (3,540)
                                                   -----------
Total Accumulated Losses .......................   $       (16)
                                                   ===========

      For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, there were $16,496 of capital loss carryforwards, which expire October, 2015. As of October 31, 2008, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS                             AIG MONEY MARKET FUND
October 31, 2008

7.    ACCOUNTING PRONOUNCEMENT:

      In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the financial statements for a fiscal period.

8.    CONCENTRATION OF CREDIT RISK (UNAUDITED):

      The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2008, is as follows:

     S & P             MOODY'S
--------------       ------------
A1+       70.6%      P1      89.0%
A1        25.6       AA2      0.6
AA-        3.8       AA3      8.2
         -----       A2       2.2
         100.0%             -----
         -----              100.0%
                            -----

9.    OTHER:

      In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

      On September 22, 2008, American International Group, Inc. ("AIG") the ultimate parent of AIG Money Market Fund entered into a two-year $85 billion revolving credit facility (the "Credit Facility") and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the "Preferred Stock") to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Board of Trustees of
The Advisors' Inner Circle Fund and
Shareholders of AIG Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIG Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended October 31, 2007 and the financial highlights for each of the periods ended on or before October 31, 2007 were audited by another independent registered public accounting firm whose report dated December 17, 2007, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING             ENDING                         EXPENSE
                                      ACCOUNT             ACCOUNT        ANNUALIZED        PAID
                                       VALUE               VALUE          EXPENSE         DURING
                                     05/01/08            10/31/08          RATIOS         PERIOD*
                                  --------------      --------------     ----------     ----------
AIG Money Market Fund
ACTUAL FUND RETURN
Class A                           $     1,000.00      $     1,009.20     0.20%          $     1.01
HYPOTHETICAL 5% RETURN
Class A                           $     1,000.00      $     1,024.13     0.20%          $     1.02

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 184/366 (to reflect the one-half year period shown).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-249-7445. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                   TERM OF                                  IN THE ADVISORS'
                  POSITION(S)     OFFICE AND                               INNER CIRCLE FUND         OTHER DIRECTORSHIPS
NAME, ADDRESS,     HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD            HELD BY BOARD
    AGE(1)         THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS        MEMBER/OFFICER             MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A.          Chairman     (Since 1991)    Currently performs               34           Trustee of The Advisors' Inner
NESHER           of the Board                   various services                              Circle Fund II, Bishop Street
62 yrs. old      of Trustees                    on behalf of SEI                              Funds, SEI Asset Allocation
                                                Investments for which Mr.                     Trust, SEI Daily Income
                                                Nesher is compensated.                        Trust, SEI Institutional International
                                                                                              Trust, SEI Institutional Investments
                                                                                              Trust, SEI Institutional Managed
                                                                                              Trust, SEI Liquid Asset Trust,
                                                                                              SEI Tax Exempt Trust, and SEI
                                                                                              Alpha Strategy Portfolios, LP,
                                                                                              Director of SEI Global Master Fund,
                                                                                              plc, SEI Global Assets Fund, plc,
                                                                                              SEI Global Investments Fund, plc,
                                                                                              SEI Investments Global, Limited,
                                                                                              SEI Investments -- Global Fund
                                                                                              Services, Limited, SEI Investments
                                                                                              (Europe), Limited, SEI Investments
                                                                                              -- Unit Trust Management (UK),
                                                                                              Limited, SEI Global Nominee Ltd.,
                                                                                              SEI Opportunity Fund, L.P., SEI
                                                                                              Structured Credit Fund, L.P., and
                                                                                              SEI Multi-Strategy Funds plc.

WILLIAM M.        Trustee       (Since 1992)   Self-employed consultant          34           Trustee of The Advisors' Inner
DORAN                                          since 2003. Partner,                           Circle Fund II, Bishop Street Funds,
1701 Market                                    Morgan, Lewis & Bockius                        SEI Asset Allocation Trust, SEI Daily
Street                                         LLP (law firm) from 1976                       Income Trust, SEI Institutional
Philadelphia,                                  to 2003, counsel to the                        International Trust, SEI Institutional
PA 19103                                       Trust, SEI, SIMC, the                          Investments Trust, SEI Institutional
68 yrs. old                                    Administrator and the                          Managed Trust, SEI Liquid Asset
                                               Distributor. Secretary of                      Trust, SEI Tax Exempt Trust,
                                               SEI since 1978.                                and SEI Alpha Strategy Portfolios,
                                                                                              LP, Director of SEI since 1974.
                                                                                              Director of the Distributor
                                                                                              since 2003. Director of SEI
                                                                                              Investments -- Global Fund
                                                                                              Services, Limited, SEI Investments
                                                                                              Global, Limited, SEI Investments
                                                                                              (Europe), Limited, SEI Investments
                                                                                              (Asia), Limited and SEI Asset
                                                                                              Korea Co., Ltd.

(1) Unless other wise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                  TERM OF                                   IN THE ADVISORS'
                   POSITION(S)   OFFICE AND                                INNER CIRCLE FUND
NAME, ADDRESS,      HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN BY              OTHER DIRECTORSHIPS
    AGE(1)          THE TRUST   TIME SERVED(2)   DURING PAST 5 YEARS         BOARD MEMBER             HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M.          Trustee       (Since 1994)   Attorney, sole                     34          Trustee of The Advisors' Inner Circle
STOREY                                         practitioner since 1994.                       Fund II, Bishop Street Funds,
77 yrs. old                                    Partner, Dechert                               Massachusetts Health and Education
                                               Price & Rhoads, September                      Tax-Exempt Trust, U.S. Charitable Gift
                                               1987-December 1993.                            Trust, SEI Asset Allocation Trust, SEI
                                                                                              Daily Income Trust, SEI Institutional
                                                                                              International Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset Trust,
                                                                                              SEI Tax Exempt Trust, and SEI Alpha
                                                                                              Strategy Portfolios, L.P.

GEORGE J.         Trustee       (Since 1999)   Self-Employed Consultant,          34          Trustee of The Advisors' Inner Circle
SULLIVAN, JR.                                  Newfound Consultants Inc.                      Fund II, Bishop Street Funds, State
65 yrs. old                                    since April 1997.                              Street Navigator Securities Lending
                                                                                              Trust, SEI Asset Allocation Trust,
                                                                                              SEI Daily Income Trust, SEI
                                                                                              Institutional International Trust,
                                                                                              SEI Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust, SEI
                                                                                              Liquid Asset Trust, SEI Tax Exempt
                                                                                              Trust and SEI Alpha Strategy
                                                                                              Portfolios, LP, Director of SEI
                                                                                              Opportunity Fund, L.P., and SEI
                                                                                              Structured Credit Fund, L.P.

BETTY L.          Trustee       (Since 2005)   Vice President                     34          Trustee of The Advisors' Inner Circle
KRIKORIAN                                      Compliance, AARP                               Fund II and Bishop Street Funds.
65 yrs. old                                    Financial Inc. since
                                               September 2008. Self-
                                               Employed Legal and
                                               Financial Services
                                               Consultant since 2003.
                                               In-house Counsel, State
                                               Street Bank Global
                                               Securities and Cash
                                               Operations from
                                               1995 to 2003.

CHARLES E.        Trustee       (Since 2005)   Self-Employed Business             34          Director, Crown Pacific, Inc. and
CARLBOM                                        Consultant, Business                           Trustee of The Advisors' Inner Circle
74 yrs. old                                    Project Inc. since 1997.                       Fund II and Bishop Street Funds.
                                               CEO and President,
                                               United  Grocers Inc. from
                                               1997 to 2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                  TERM OF                                  IN THE ADVISORS'
                  POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
NAME, ADDRESS,     HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY              OTHER DIRECTORSHIPS
    AGE(1)         THE TRUST    TIME SERVED       DURING PAST 5 YEARS           OFFICER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A.        Trustee      (Since 2005)   Private Investor                   34          Trustee of The Advisors' Inner Circle
JOHNSON                                        since 1994.                                    Fund II, Bishop Street Funds, SEI
66 yrs. old                                                                                   Asset Allocation Trust, SEI Daily
                                                                                              Income Trust, SEI Institutional
                                                                                              International Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset Trust,
                                                                                              SEI Tax Exempt Trust and SEI Alpha
                                                                                              Strategy Portfolios, L.P.

JOHN K. DARR       Trustee      (Since 2005)   CEO, Office of Finance,            34          Director of Federal Home Loan Bank
64 yrs. old                                    FHL Banks                                      of Pittsburgh and Manna, Inc. and
                                               from 1992 to 2007.                             Trustee of The Advisors' Inner Circle
                                                                                              Fund II and Bishop Street Funds.

OFFICERS
PHILIP T.          President    (Since 2008)   Managing Director of SEI           N/A                         N/A
MASTERSON                                      Investments since 2006.
44 yrs. old                                    Vice President and
                                               Assistant Secretary
                                               of the Administrator
                                               from 2004 to 2006.
                                               General Counsel of Citco
                                               Mutual Fund Services
                                               from 2003 to 2004. Vice
                                               President and Associate
                                               Counsel for the
                                               Oppenheimer Funds
                                               from 2001 to 2003.

MICHAEL            Treasurer,   (Since 2005)   Director, SEI                      N/A                         N/A
LAWSON             Controller                  Investments, Fund
48 yrs. old        and Chief                   Accounting since July
                   Financial                   2005. Manager, SEI
                    Officer                    Investments, Fund
                                               Accounting from April
                                               1995 to February 1998
                                               and November 1998 to
                                               July 2005.

RUSSELL              Chief      (Since 2006)   Director of Investment             N/A                         N/A
EMERY              Compliance                  Product Management and
45 yrs. old         Officer                    Development at SEI
                                               Investments since
                                               February 2003. Senior
                                               Investment Analyst,
                                               Equity team at SEI
                                               Investments from  March
                                               2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                        TERM OF                                            IN THE ADVISORS'
                   POSITION(S)         OFFICE AND                                         INNER CIRCLE FUND
NAME, ADDRESS,      HELD WITH          LENGTH OF        PRINCIPAL OCCUPATION(S)              OVERSEEN BY       OTHER DIRECTORSHIPS
    AGE(1)          THE TRUST         TIME SERVED         DURING PAST 5 YEARS                  OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
JOSEPH M.            Vice             (Since 2007)     Corporate Counsel of SEI                 N/A                   N/A
GALLO               President                          since 2007; Associate
35 yrs. old       and Secretary                        Counsel, ICMA Retirement
                                                       Corporation 2004-2007;
                                                       Federal Investigator, U.S.
                                                       Department of Labor
                                                       2002-2004;  U.S. Securities
                                                       and Exchange Commission -
                                                       Division of  Investment
                                                       Management, 2003.

CAROLYN F.           Vice             (Since 2007)     Corporate Counsel of SEI                 N/A                   N/A
MEAD                President                          since 2007; Associate,
51 yrs. old       and Assistant                        Stradley, Ronon, Stevens &
                    Secretary                          Young 2004-2007; Counsel,
                                                       ING Variable  Annuities,
                                                       1999-2002.

JAMES                 Vice            (Since 2004)     Employed by SEI Investments              N/A                   N/A
NDIAYE              President                          Company since 2004. Vice
40 yrs. old       and Assistant                        President, Deutsche Asset
                     Secretary                         Management from 2003-2004.
                                                       Associate, Morgan, Lewis &
                                                       Bockius LLP from 2000-2003.
                                                       Counsel, Assistant Vice
                                                       President, ING Variable
                                                       Annuities Group
                                                       from 1999-2000.

TIMOTHY D.             Vice           (Since 2000)     General Counsel, Vice President          N/A                   N/A
BARTO                President                         and Secretary of
40 yrs. old        and Assistant                       SEI Investments Global Funds
                     Secretary                         Services since 1999;
                                                       Associate, Dechert (law firm)
                                                       from 1997-1999; Associate,
                                                       Richter, Miller & Finn
                                                       (law firm) from  1994-1997.

ANDREW S.          AML Officer        (Since 2008)     Compliance Officer and                   N/A                   N/A
DECKER                                                 Product Manager, SEI, 2005-
45 yrs. old                                            2008. Vice President, Old
                                                       Mutual Capital, 2000-2005.
                                                       Operations Director,
                                                       Prudential Investments,
                                                       1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

  ORDINARY                                QUALIFIED
   INCOME              TOTAL               INTEREST
DISTRIBUTIONS       DISTRIBUTIONS         INCOME(1)
-------------       -------------         ---------
    100.00%             100.00%             45.87%

------------
(1) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

      CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

      The Board has selected PricewaterhouseCoopers LLP (PwC) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2008. The decision to select PwC was recommended by the Audit Committee, and was approved by the Board on November 13, 2007. During the Fund's fiscal years ended October 31, 2008 and October 31, 2007, neither the Trust, its portfolios, nor anyone on their behalf consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

      The selection of PwC does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, Ernst & Young LLP (E&Y). The dismissal of E&Y, effective upon completion of its audits for the fiscal year ended October 31, 2007 and to select PwC was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. E&Y's reports on the Fund's financial statements for the fiscal years ended October 31, 2007 and October 31, 2006 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2007 and October 31, 2006, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

INVESTMENT ADVISOR:
AIG GLOBAL INVESTMENT CORP.
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

SUB-DISTRIBUTOR:
AIG EQUITY SALES CORP.
70 PINE STREET
NEW YORK, NY 10270

ADMINISTRATOR:
SEI INVESTMENTS GLOBAL FUNDS SERVICES
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
PRICEWATERHOUSECOOPERS LLP
TWO COMMERCE SQUARE, SUITE 1700
2001 MARKET STREET
PHILADELPHIA, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-AR-005-1500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.